Insurance Contract Liabilities - Development of insurance losses, gross (Details) - Insurance contracts, gross - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Insurance Contract Liabilities
Provision for losses and loss adjustment expenses	$ 38,319.2	$ 34,422.8	$ 30,809.3	$ 28,500.2	$ 29,081.7	$ 28,610.8	$ 19,481.8	$ 19,816.4	$ 17,749.1	$ 19,212.8
Less: CTR Life	4.4	4.4	5.5	7.0	8.0	8.7	12.8	14.2	15.2	17.9
Provision for losses and loss adjustment expenses, net of CTR Life	38,314.8	34,418.4	30,803.8	28,493.2	29,073.7	28,602.1	19,469.0	19,802.2	17,733.9	19,194.9
Effect of foreign currency translation		443.3	425.6	452.9	395.7	759.2	(84.5)	(129.1)	326.8	522.8
Favourable (adverse) loss reserve development	$ (44.0)	44.0	110.8	(201.9)	606.5	(154.1)	349.8	1,064.7	811.6	829.0
Favourable (adverse) development		487.3	536.4	251.0	(210.8)	605.1	265.3	935.6	1,138.4	1,351.8
One year later
Insurance Contract Liabilities
Cumulative payments		8,734.7	7,180.7	7,288.8	7,732.0	7,564.0	4,608.0	4,441.4	3,801.6	4,081.1
Reserves re-estimated		$ 33,931.1	30,360.1	28,225.5	28,974.3	27,580.6	19,343.1	19,169.3	16,696.4	18,375.6
Two years later
Insurance Contract Liabilities
Cumulative payments			12,501.3	11,598.0	12,313.5	12,081.3	7,631.4	7,283.6	6,364.5	6,787.6
Reserves re-estimated			$ 30,267.4	28,165.4	28,839.4	27,565.9	18,804.8	18,973.6	16,269.2	17,475.0
Three years later
Insurance Contract Liabilities
Cumulative payments				15,475.2	15,363.3	15,222.3	9,655.9	9,466.5	8,172.7	8,775.5
Reserves re-estimated				$ 28,242.2	28,990.4	27,451.3	18,752.8	18,502.5	16,114.0	17,307.9
Four years later
Insurance Contract Liabilities
Cumulative payments					18,132.3	17,378.8	11,122.6	10,914.2	9,561.8	10,212.4
Reserves re-estimated					$ 29,284.5	27,698.6	18,743.9	18,469.1	15,938.9	17,287.2
Five years later
Insurance Contract Liabilities
Cumulative payments						13,340.9	12,233.4	12,013.9	10,496.4	11,354.4
Reserves re-estimated						$ 27,977.0	19,046.6	18,490.5	16,049.6	17,203.5
Six years later
Insurance Contract Liabilities
Cumulative payments							13,196.6	12,859.5	11,202.2	12,123.4
Reserves re-estimated							$ 19,203.7	18,759.5	16,123.1	17,340.1
Seven years later
Insurance Contract Liabilities
Cumulative payments								13,568.0	11,793.5	12,754.2
Reserves re-estimated								$ 18,866.6	16,403.8	17,420.0
Eight years later
Insurance Contract Liabilities
Cumulative payments									12,390.7	13,283.6
Reserves re-estimated									$ 16,595.5	17,680.5
Nine years later
Insurance Contract Liabilities
Cumulative payments										13,840.6
Reserves re-estimated										$ 17,843.1